Leases - Total Amounts of Future Minimum Lease Payments Under Non-cancellable Operating Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	¥ 88,154	¥ 85,362
Not later than one year [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	27,907	26,602
Later than one year and not later than two years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	19,710	20,210
Later than two years and not later than three years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	14,215	13,248
Later than three years and not later than four years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	9,363	9,123
Later than four years and not later than five years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	5,910	5,763
Later than five years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	¥ 11,049	¥ 10,416